Document and Entity Information Document	Apr. 15, 2021
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Apr. 15, 2021
Document Period End Date	Apr. 15, 2021
Amendment Flag	false
Entity Registrant Name	SunOpta Inc.
Entity Address, Address Line One	2233 Argentia Road, Suite 401
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5N 2X7
Entity Incorporation, State Country Name	CA
City Area Code	(905)
Local Phone Number	821-9669
Entity File Number	001-34198
Entity Central Index Key	0000351834
Entity Emerging Growth Company	false
Entity Tax Identification Number	00-0000000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	STKL
Security Exchange Name	NASDAQ
Toronto Stock Exchange [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	SOY